CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	$ (2,855)	$ 3,781	$ 696
Adjustments to reconcile net profit to net cash flows provided by operating activities:
Depreciation and goodwill amortization	1,893	1,739	2,253
Capital loss on disposal of fixed assets	101	26
Revaluation of long term loans	16	1	25
Increase (decrease) in deferred tax benefit	1,528	(3,012)
Changes in employee severance benefits, net	(59)	217	53
Decrease (increase) in trade receivables	(78)	(1,531)	2,339
Decrease (increase) in other receivables and prepaid expenses	(319)	46	(58)
Decrease (increase) in inventories	848	(451)	(670)
Increase (decrease) in trade payables	(1,441)	655	(147)
Increase in other liabilities and accrued expenses	445	147	281
Net cash provided by operating activities	79	1,618	4,772
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(212)
Purchase of fixed assets, net	(2,431)	(950)	(1,234)
Net cash used in investing activities	(2,643)	(950)	(1,234)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (decrease) in short- term credit	1,352	(2,577)	(192)
Repayment of long-term loans	(806)	(564)	(1,149)
Proceeds from long-term loans	1,179
Proceeds from issuance of shares		3,543
Repayment of credit from fixed asset payables	(477)	(515)	(1,049)
Net cash provided by (used in) financing activities	1,248	(113)	(2,390)
Effect of exchange rate on cash and cash equivalents	(69)	24	(105)
Net increase (decrease) in cash	(1,385)	579	1,043
Cash at beginning of the year	2,514	1,935	892
Cash at end of the year	1,129	2,514	1,935
SUPPLEMENTAL CASH FLOW INFORMATION:
Income tax paid	40	110	43
Interest paid	146	356	386
Non-cash activities:
Purchase of fixed assets not yet paid	$ 523	$ 514	$ 1,212